UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Value Equity		Value
Fund	Shares	(000)

Common Stock (99.2%)
Aerospace & Defense (3.6%)
ITT	208,200	$12,267
L-3 Communications Holdings, Cl 3	212,300	16,613
Northrop Grumman	456,000	31,601
Raytheon	180,600	9,028

		69,509

Agricultural Operations (1.2%)
Archer-Daniels-Midland	694,100	22,676

Agricultural Products (0.5%)
Corn Products International	186,000	8,580

Aircraft (0.5%)
Lockheed Martin	131,900	10,499

Apparel Retail (0.8%)
Gap	845,200	16,287

Apparel/Textiles (0.3%)
Jones Group	534,900	6,788

Asset Management & Custody Banks (1.2%)
Ameriprise Financial	381,500	23,520

Automotive (1.4%)
Autoliv	162,167	12,454
Ford Motor*	662,400	10,565
TRW Automotive Holdings*	73,644	4,394

		27,413

Banks (8.6%)
Bank of America	2,910,100	39,956
Huntington Bancshares	432,600	3,132
JPMorgan Chase	1,237,000	55,591
Keycorp	527,600	4,695
PNC Financial Services Group	268,600	16,116
Regions Financial	939,237	6,668
SunTrust Banks	145,850	4,438
Wells Fargo	999,900	32,417
Zions Bancorporation	192,400	4,537

		167,550

Biotechnology (3.1%)
Amgen*	330,900	18,226
Biogen Idec*	266,900	17,474
Cephalon*	223,500	13,204
Gilead Sciences*	316,389	12,143

		61,047

Broadcasting, Newspapers & Advertising (0.1%)
Sinclair Broadcast Group, Cl A	138,319	1,213

		Value
	Shares	(000)

Cable & Satellite (0.5%)
Time Warner Cable, Cl A	140,833	$9,553

Chemicals (3.5%)
Ashland	242,800	14,097
Eastman Chemical	310,900	28,870
Lubrizol	239,700	25,758

		68,725

Commercial Printing (1.0%)
Deluxe	219,885	5,376
RR Donnelley & Sons	745,700	13,214

		18,590

Computer & Electronics Retail (0.3%)
RadioShack	446,100	6,758

Computers & Services (3.9%)
Computer Sciences	394,500	21,023
Hewlett-Packard	192,700	8,805
NCR*	614,700	10,081
Seagate Technology*	1,139,300	15,950
United Online	344,600	2,436
Western Digital*	479,800	16,323

		74,618

Construction & Engineering (0.9%)
EMCOR Group*	383,200	11,603
Tutor Perini	289,600	6,577

		18,180

Diversified Manufacturing (0.1%)
Tredegar	67,189	1,257

Drug Retail (1.1%)
CVS Caremark	638,400	21,834

Electrical Services (3.8%)
Alliant Energy	233,300	8,669
American Electric Power	422,700	15,082
CMS Energy	538,800	10,507
Exelon	137,100	5,828
Pinnacle West Capital	309,700	12,608
Public Service Enterprise Group	317,500	10,296
Xcel Energy	438,900	10,345

		73,335

Financial Services (5.1%)
Advance America
Cash Advance Centers	622,300	3,808
Capital One Financial	181,200	8,727
Citigroup*	8,846,600	42,641
Goldman Sachs Group	139,600	22,841
Morgan Stanley	685,600	20,157

		98,174

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Value Equity		Value
Fund	Shares	(000)

Food, Beverage & Tobacco (1.9%)
ConAgra Foods	551,700	$12,319
Del Monte Foods	348,772	6,613
Supervalu	694,800	5,065
Tyson Foods, Cl A	777,200	12,785

		36,782

Gas/Natural Gas (0.4%)
Atmos Energy	261,147	8,514

General Merchandise Stores (0.5%)
Big Lots*	303,100	9,636

Health Care Equipment (0.9%)
Baxter International	164,900	7,996
Medtronic	243,066	9,314

		17,310

Household Products, Furniture & Fixtures (1.3%)
Whirlpool	284,500	24,325

Independent Power Producers & Energy Traders (0.8%)
Constellation Energy Group	307,100	9,904
GenOn Energy*	1,085,238	4,493

		14,397

Insurance (11.2%)
Aetna	306,600	10,100
Allstate	750,200	23,361
American Financial Group	592,100	19,261
Assurant	226,700	8,893
Chubb	533,200	30,888
CIGNA	391,900	16,468
Coventry Health Care*	577,550	17,309
Genworth Financial, Cl A*	567,200	7,697
Hartford Financial Services Group	363,400	10,095
Lincoln National	195,031	5,625
Loews	214,800	8,603
Magellan Health Services*	158,506	7,673
MetLife	201,400	9,218
Prudential Financial	237,500	14,609
Stancorp Financial Group	156,600	6,986
Travelers	359,204	20,209

		216,995

IT Consulting & Other Services (0.5%)
SAIC*	592,199	9,812

Leasing & Renting (0.4%)
Ryder System	165,100	7,938

		Value
	Shares	(000)

Machinery (0.7%)
Crane	305,800	$13,581

Multimedia (0.4%)
Time Warner	252,000	7,925

Office Electronics (0.6%)
Xerox	1,137,200	12,077

Oil & Gas Equipment & Services (0.6%)
Helix Energy Solutions Group*	161,700	2,005
Tidewater	142,500	8,477

		10,482

Oil & Gas Storage & Transportation (0.5%)
Southern Union	381,500	10,194

Petroleum & Fuel Products (15.4%)
Atwood Oceanics*	257,600	10,412
Chesapeake Energy	479,400	14,157
Chevron	890,300	84,516
ConocoPhillips	717,600	51,280
Diamond Offshore Drilling	92,500	6,633
Exxon Mobil	476,500	38,444
Marathon Oil	723,000	33,041
Noble	420,300	16,077
Stone Energy*	371,200	8,630
Tesoro	223,000	4,293
Transocean*	172,400	13,780
Valero Energy	714,000	18,107

		299,370

Pharmaceuticals (7.9%)
Abbott Laboratories	168,400	7,605
Bristol-Myers Squibb	300,400	7,564
Eli Lilly	644,100	22,396
Endo Pharmaceuticals Holdings*	246,800	8,199
Forest Laboratories*	399,700	12,894
Merck	684,300	22,698
Mylan Laboratories*	381,100	8,826
Pfizer	3,513,738	64,020

		154,202

Printing & Publishing (2.0%)
American Greetings, Cl A	310,900	6,756
Gannett	900,200	13,269
Lexmark International, Cl A*	299,400	10,431
Newell Rubbermaid	458,900	8,834

		39,290

Reinsurance (1.2%)
Everest Re Group	161,700	13,628
Validus Holdings	340,077	10,338

		23,966

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Value Equity	Shares/Face Amount	Value
Fund	(000)	(000)

Retail (1.9%)
BJ’s Wholesale Club*	15,038	$661
Kroger	531,400	11,372
PetSmart	291,600	11,734
Safeway	670,100	13,864

		37,631

Semi-Conductors/Instruments (3.2%)
Intel	600,700	12,891
Micron Technology*	1,204,800	12,699
Sanmina-SCI*	122,223	1,837
Texas Instruments	588,500	19,956
Vishay Intertechnology*	874,800	14,434

		61,817

Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	143,400	7,499

Technology Distributors (0.3%)
Insight Enterprises*	452,500	6,299

Telephones & Telecommunications (4.7%)
Arris Group*	549,400	6,857
AT&T	1,986,900	54,679
Corning	597,000	13,259
Harris	355,100	16,526

		91,321

Total Common Stock
(Cost $1,976,621)		1,927,469

Warrants (0.0%)
Washington Mutual (A)	25,900	21

Total Warrants
(Cost $0)		21

Repurchase Agreement (0.8%)
Morgan Stanley 0.090%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $15,162,188 (collateralized by U.S. Treasury Bond, par $15,318,349, 2.125%, 02/15/40, with total market value $15,465,415)	$15,162	15,162

Total Repurchase Agreement
(Cost $15,162)		15,162

Total Investments — 100.0%
(Cost $1,991,783) †		$1,942,652

Percentages are based on Net Assets of $1,943,608(000).

*	Non-income producing security.

(A)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $2,008,401(000), and the unrealized appreciation and depreciation were $324,543(000) and $(390,292)(000) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.
Cl — Class
The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,927,469	$—	$—	$1,927,469
Warrants	21	—	—	21
Repurchase Agreement	—	15,162	—	15,162

Total Investments in Securities	$1,927,490	$15,162	$—	$1,942,652

LSV-QH-001-1500

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Phillip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.